Income tax (Schedule of effect of tax holiday) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Tax saving amount due to preferential tax rates	¥ 8,798	¥ 5,066	¥ 2,052
Income per share effect-basic	¥ 0.05	¥ 0.03	¥ 0.01
Income per share effect-diluted	¥ 0.05	¥ 0.03	¥ 0.01